October 21, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.

Attention: Mr. Asen Parachkevov, Division of Investment Management

Re:	NorthStar Real Estate Capital Income Fund-T

Dear Mr. Parachkevov,

On October 21, 2016, NorthStar Real Estate Capital Income Fund-T (the “Fund”), submitted for filing by direct electronic transmission a post-effective amendment to the Fund's Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

In order to expedite a declaration of effectiveness of the Registration Statement, the Fund respectfully requests that the Division of Investment Management (the “Division”) conduct a partial, or limited, review of the Registration Statement to include only (1) the financial statements, (2) narrative material that is underscored or otherwise marked to indicate textual changes, and (3) areas in which recent developments suggest that changes in prospectus disclosure are likely to be necessary. In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), which permits the Division the discretion to conduct such a limited review, the Fund respectfully submits this request for limited review based on the fact that the disclosure in the Registration Statement is substantially similar to disclosure in the Registration Statement (File Nos. 333-209380 and 811-23133) (the “Prior Registration Statement”) filed previously for the Fund, which the Division has reviewed and which was declared effective on May 6, 2016 (approximately five months ago). The Fund's shares have not yet been sold to the public.

The Fund's primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders' capital, with a secondary objective of capital appreciation. The Fund pursues its investment objective by investing substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund. Under normal circumstances, at least 80% of the Master Fund’s managed assets are invested in a diversified portfolio of real estate and real estate-related investments, which will be comprise of: (i) commercial real estate ("CRE") debt, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and preferred equity interests; (ii) CRE equity investments, including (a) direct investments in CRE and (b) indirect ownership in CRE through private equity investments ("PE Investments") and other joint ventures; and (iii) CRE securities, such as commercial mortgage-backed securities ("CMBS"), unsecured debt of publicly-traded real estate investment trusts ("REITs") and collateralized debt obligation ("CDO") notes. The investment objectives, investment strategies and investment advisers of the Fund and the Master Fund have not changed since the Prior Registration Statement. The following is provided to assist the Division in its review of the Registration Statement.

I.	Material Changes from Recent Filings

All material changes from the Prior Registration Statement relate to the fact that (i) the Fund commenced operations as a registered investment company on May 6, 2016, (ii) has changed the calculation of its net asset value ("NAV") from a quarterly to a daily calculation, (iii) the Fund's common shares of beneficial interest (the "Shares") will be offered through a new distributor, ALPS Distributors, Inc., (iv) ALPS Fund Services, Inc. has been appointed administrator of the Fund, (v) NorthStar Securities, an affiliate of the Investment Advisors to the Fund and the Fund's former dealer manager, will enter into a wholesale marketing agreement with ALPS Distributors, Inc., (vi) the Fund will accept purchases of Shares daily and (vii) the Fund added the sections titled “Financial Highlights (as of June 30, 2016),” “Administrator and Accounting Agent” and “Appendix A—Subscription Agreement.” The following sections of the Registration Statement are substantially similar to their counterparts in the Prior Registration Statement:

THE TRUST AND THE MASTER FUND;

THE ADVISORS;

USE OF PROCEEDS;

RISK FACTORS;

MANAGEMENT AND INCENTIVE FEES ;

LIQUIDITY STRATEGY;

DESCRIPTION OF CAPITAL STRUCTURE;

REGULATION;

U.S. FEDERAL INCOME TAX CONSIDERATIONS;

ERISA CONSIDERATIONS;

BROKERAGE ALLOCATION AND OTHER PRACTICES;

FISCAL YEAR; REPORTS;

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ;

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR;

LEGAL MATTERS;

AVAILABLE INFORMATION;

PRIVACY NOTICE; and

INQUIRIES.

II.	Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III.	New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques or products with respect to the Fund's offering. There is, however, a new method of distribution with respect to the Fund’s offering—as noted in Section I above, the Fund's Shares will be offered through a new distributor, ALPS Distributors, Inc. and purchases of Shares will be accepted on a daily basis.

The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP

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